3. LIQUIDITY AND FINANCIAL CONDITION AND MANAGEMENT'S PLANS (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended	22 Months Ended	31 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Liquidity And Financial Condition And Managements Plans Details Narrative
Net loss	$ (10,897,799)	$ (8,480,457)	$ (20,689,236)	$ (16,812,669)	$ (3,268,256)	$ (30,343,856)	$ (33,600,000)	$ (54,301,348)
Stock-based compensation (Approximately)							24,389,521	26,000,000
Cash	13,409,825		13,409,825		10,053	11,388	11,388	13,409,825
Working Capital (Approximately)	(10,000,000)		(10,000,000)			5,766,000	5,766,000	(10,000,000)
Accumulated deficit	54,301,348		54,301,348		3,268,256	33,612,112	33,612,112	54,301,348
Settlements payable	$ 1,691,400		$ 1,691,400		$ 0	$ 0	$ 0	$ 1,691,400